CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	$ 6,374,269	¥ 45,256,672	¥ 45,559,591
Cost of revenue	4,669,211	33,150,930	32,427,772
Gross profit	1,705,058	12,105,742	13,131,819
General and administrative expenses	3,104,557	22,042,042	26,212,540
Provision for credit losses	218,787	1,553,364	(7,141,708)
Loss from operations	3,211,605	22,802,066	15,070,214
Gain (loss) in fair value changes of warrants liability	(1,473,412)	(10,461,075)	(20,097,665)
Other income (expenses)	(1,225,550)	(8,701,288)	157,753
Net loss	(3,254,673)	(23,107,851)	(29,872,691)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustment	(649,220)	(4,609,399)	9,663,701
Comprehensive loss attributable to Recon Technology, Ltd	(3,825,888)	(27,163,421)	(20,212,717)
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	1,647,763	11,698,953	16,054,522
Loss from operations	1,647,763	11,698,953	16,054,522
Gain (loss) in fair value changes of warrants liability	(273,412)	(1,941,195)	(20,097,665)
Other income (expenses)	(135,253)	(960,280)	3,716,168
Equity in earnings of subsidiaries, vies and vies' subsidiaries	(1,120,366)	(7,954,486)	2,559,601
Net loss	(3,176,794)	(22,554,914)	(29,876,418)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS
Foreign currency translation adjustments related to investments in subsidiaries, VIEs and VIEs' subsidiaries	(649,220)	(4,609,399)	9,663,701
Comprehensive loss attributable to Recon Technology, Ltd	$ (3,826,014)	¥ (27,164,313)	¥ (20,212,717)